Dividends Paid and Proposed - Summary of Woodside Energy Group Ltd the Parent Entity Paid and Proposed Dividends (Parenthetical) (Detail) - $ / shares	Apr. 04, 2024	Sep. 28, 2023	Apr. 05, 2023	Oct. 06, 2022	Mar. 23, 2022	Sep. 24, 2021	Mar. 24, 2021
Disclosure of Detailed Information About Paid and Proposed Dividends [Line Items]
Prior year fully franked final dividend, Per share			$ 1.44		$ 1.05		$ 0.12
Current year fully franked interim dividend, Per share		$ 0.8		$ 1.09		$ 0.3
Final dividend, Per share	$ 0.6		$ 1.44		$ 1.05